DEBT (Tables)	12 Months Ended
Dec. 28, 2019
Schedule of long-term debt, including its respective interest rates, and capital lease obligations

(In millions)	2019	2018
Long-term debt
Medium-term notes:
Series 1995 due 2020 through 2025	$45.0	$45.0
Long-term notes:
Senior notes due 2020 at 5.4%	250.0	249.7
Senior notes due 2023 at 3.4%	249.1	248.9
Senior notes due 2025 at 1.25%(1)	553.4	569.0
Senior notes due 2028 at 4.875%	493.9	493.3
Senior notes due 2033 at 6.0%	148.9	148.8
Other borrowings(2)	—	14.4
Less amount classified as current	(265.0)	(18.2)
Total long-term debt(3)	$1,475.3	$1,750.9
(1)	These senior notes are euro-denominated.
(2)	Other borrowings consisted of long-term bank borrowings by foreign subsidiaries.
(3)	Includes unamortized debt issuance cost and debt discount of $5.6 million and $5.7 million, respectively, as of year-end 2019 and $6.8 million and $6.3 million, respectively, as of year-end 2018.

Schedule of maturities of long term debt for each of the next five fiscal years and thereafter

Year	(In millions)
2020 (classified as current)	$265.0
2021	—
2022	—
2023	250.0
2024	—
2025 and thereafter	1,236.5